Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. - Statements of Cash Flows (Table) (Details) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	Jun. 08, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Cash Provided by Operating Activities		$ 763,129	$ 593,012	$ 469,817
Cash Flows from Investing Activities:
Loan to parent		0	0	(120,000)
Proceeds from arrangement fees		0	0	3,000
Net Cash Provided by / (used in) Investing Activities		(392,547)	(643,717)	(814,984)
Cash Flows from Financing Activities:
Proceeds from senior notes		0	462,000	2,250,000
Payment of senior notes		(215,279)	(61,179)	(1,862,250)
Dividends paid		0	(50,281)	(75,194)
Payments for issuance of subsidiaries shares		0	0	(466)
Payment of financing fee		0	(6,314)	(43,457)
Net proceeds from common stock issuance	$ 194,134	0	192,714	0
Net Cash (used in)/provided by Financing Activities		(386,645)	263,267	268,633
Net increase/(decrease) in cash and cash equivalents		(16,063)	205,814	(76,534)
Cash and cash equivalents at beginning of year	528,933	734,747	528,933	605,467
Cash and cash equivalents at end of year		718,684	734,747	528,933
Ocean Rig UDW Inc
Net Cash Provided by Operating Activities		(54,326)	237,535	(88,302)
Cash Flows from Investing Activities:
Investments in subsidiaries		54,317	(379,993)	289,654
Loan to parent		0	0	(120,000)
Proceeds from arrangement fees		0	0	3,000
Net Cash Provided by / (used in) Investing Activities		54,317	(379,993)	172,654
Cash Flows from Financing Activities:
Proceeds from senior notes		0	0	500,000
Payment of senior notes		0	0	(500,000)
Dividends paid		0	(50,281)	(75,194)
Payments for issuance of subsidiaries shares		0	0	(466)
Payment of financing fee		0	0	(8,690)
Net proceeds from common stock issuance		0	192,714	0
Net Cash (used in)/provided by Financing Activities		0	142,433	(84,350)
Net increase/(decrease) in cash and cash equivalents		(9)	(25)	2
Cash and cash equivalents at beginning of year	$ 60	35	60	58
Cash and cash equivalents at end of year		$ 26	$ 35	$ 60